                                                                      [ACI LOGO]
American Century Strategic Asset Allocations, Inc.
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Supplement  dated  January 8, 2009 * Statement of Additional  Information  dated
April 1, 2008

THE  FOLLOWING  ENTRY IS ADDED TO THE Accounts  Managed  TABLE ON PAGE 45 OF THE
STATEMENT OF ADDITIONAL INFORMATION.  THIS INFORMATION IS PROVIDED AS OF JANUARY
6, 2009.

                              REGISTERED INVESTMENT
                              COMPANIES (E.G.,         OTHER POOLED         OTHER ACCOUNTS (E.G.,
                              OTHER AMERICAN           INVESTMENT VEHICLES  SEPARATE ACCOUNTS AND
                              CENTURY INVESTMENTS      (E.G., COMMINGLED    CORPORATE ACCOUNTS,
                              FUNDS AND AMERICAN       TRUSTS AND 529       INCLUDING INCUBATION
                              CENTURY INVESTMENTS-     EDUCATION            STRATEGIES AND
                              SUBADVISED FUNDS)        SAVINGS PLANS)       CORPORATE MONEY)
-------------------------------------------------------------------------------------------------
Enrique Chang   Number of
                Accounts      17                       41                   0
                ---------------------------------------------------------------------------------
                Assets        $5,316,779,222(1)        $1,748,613,300       N/A
-------------------------------------------------------------------------------------------------

(1)  INCLUDES $544,307,315 IN STRATEGIC ALLOCATION: CONSERVATIVE, $1,393,098,666
     IN  STRATEGIC   ALLOCATION:   MODERATE,   AND   $843,329,564  IN  STRATEGIC
     ALLOCATION: AGGRESSIVE.

THE FOLLOWING  ENTRIES ARE ADDED TO THE Ownership of Securities TABLE ON PAGE 48
OF THE STATEMENT OF ADDITIONAL  INFORMATION.  THIS INFORMATION IS PROVIDED AS OF
JANUARY 6, 2009.

                                               AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
 ------------------------------------------------------------------------------------------
 STRATEGIC ALLOCATION: CONSERVATIVE FUND

           Enrique Chang(1)                    A
 ------------------------------------------------------------------------------------------
 STRATEGIC ALLOCATION: MODERATE FUND

            Enrique Chang(1)                   A
 ------------------------------------------------------------------------------------------
 STRATEGIC ALLOCATION: AGGRESSIVE FUND

            Enrique Chang(1)                   A
 ------------------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  THIS PORTFOLIO  MANAGER SERVES ON AN INVESTMENT TEAM THAT OVERSEES A NUMBER
     OF FUNDS IN THE SAME  BROAD  INVESTMENT  CATEGORY  AND IS NOT  EXPECTED  TO
     INVEST IN EACH SUCH FUND.

American Century Investment Services, Inc., Distributor
©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63976   0901